GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional and Service Shares of the

Goldman Sachs Growth Opportunities Fund (the “Fund”)

Supplement dated February 11, 2015 to the

Prospectus and Statement of Additional Information (the “Prospectus” and “SAI,”

respectively), each dated April 30, 2014, as supplemented to date

Effective immediately, Craig Glassner no longer serves as a portfolio manager for the Fund. Accordingly, all references to Mr. Glassner in the Prospectus and SAI are hereby deleted in their entirety.

This Supplement should be retained with your Prospectus and SAI for future reference.

VITGOPPMSTK 02-15